SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Property and equipment, gross	$ 875,669	$ 1,979,611
Less: accumulated depreciation	147,231	898,864
Property and equipment, net	728,438	1,080,747
Electronic Bicycle [Member]
Property and equipment, gross	829,004	1,719,776
Furniture and Fixtures [Member]
Property and equipment, gross	46,665	181,360
Vehicles [Member]
Property and equipment, gross		$ 78,475